Breaches
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                Current
 Loan           Scheduled      Current       Current
 Number         Balance        Rate          Payment       Liquidated
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 0326472412        N/A           N/A           N/A      December 26,2007
 0326452729     337,286.89     9.590%        2,720.12          N/A
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